FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	May 31, 2023	Nov. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets Measured on Recurring Basis

Description	Level	May 31, 2023	Level	November 30, 2022
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$121,457,876	1	$118,785,342

Description	Level	November 30, 2022
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$118,785,342